Stock-Based Compensation - Assumptions Used to Compute Share-Based Compensation Costs for Stock Options Granted (Detail) - $ / shares	6 Months Ended					12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average grant-date fair value of stock options						$ 1.40	$ 3.08	$ 2.28
Assumptions
Risk-free interest rate (weighted average)	0.47%	0.18%	0.11%	0.40%	0.80%	1.10%	1.10%	1.20%
Weighted average expected life (years)	6 months	6 months	6 months	6 months	6 months	4 years 9 months 18 days	4 years	3 years 6 months
Volatility (weighted average)	40.40%	66.10%	103.80%	109.10%	74.00%	74.30%	83.50%	82.90%
Forfeiture rate						23.00%	23.30%	25.50%